PROPERTY, PLANT AND EQUIPMENT - Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	$ 3,034.3
Balance at the end of year	3,039.2	$ 3,034.3
Property, plant and equipment
Changes in the net carrying amount of fixed assets
Net of credits received on investment	35.2	26.7
Deferred subsidies used	17.3	2.8
Increase in government credits receivable in large investment projects	6.2	67.5
Land, buildings and leasehold improvements
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	123.0
Balance at the end of year	116.1	123.0
Furniture and equipment
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	241.1
Balance at the end of year	295.1	241.1
Telecommunication networks
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	2,503.7
Balance at the end of year	2,422.2	2,503.7
Projects under development
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	166.5
Balance at the end of year	205.8	166.5
Cost
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	9,904.5	9,667.1
Additions	488.0	446.0
Net change in additions financed with non-cash balances	5.7	(54.5)
Retirement, disposals and other	(154.7)	(154.1)
Balance at the end of year	10,243.5	9,904.5
Cost | Land, buildings and leasehold improvements
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	236.7	237.2
Additions	0.7	0.9
Reclassification	0.5	0.9
Retirement, disposals and other	(2.4)	(2.3)
Balance at the end of year	235.5	236.7
Cost | Furniture and equipment
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	1,309.5	1,311.1
Additions	118.8	52.1
Net change in additions financed with non-cash balances	(7.5)	(3.2)
Reclassification	9.2	8.9
Retirement, disposals and other	(58.0)	(59.4)
Balance at the end of year	1,372.0	1,309.5
Cost | Telecommunication networks
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	8,191.8	7,959.4
Additions	200.7	247.3
Net change in additions financed with non-cash balances	8.0	(69.1)
Reclassification	124.5	146.6
Retirement, disposals and other	(94.8)	(92.4)
Balance at the end of year	8,430.2	8,191.8
Cost | Projects under development
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	166.5	159.4
Additions	167.8	145.7
Net change in additions financed with non-cash balances	5.2	17.8
Reclassification	(134.2)	(156.4)
Retirement, disposals and other	0.5
Balance at the end of year	205.8	166.5
Accumulated amortization and impairment losses
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	(6,870.2)	(6,514.2)
Retirement, disposals and other	(146.1)	(179.2)
Balance at the end of year	(7,204.3)	(6,870.2)
Accumulated amortization and impairment losses | Land, buildings and leasehold improvements
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	(113.7)	(106.2)
Retirement, disposals and other	(2.1)	(2.3)
Balance at the end of year	(119.4)	(113.7)
Accumulated amortization and impairment losses | Furniture and equipment
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	(1,068.4)	(1,090.1)
Retirement, disposals and other	(56.7)	(91.7)
Balance at the end of year	(1,076.9)	(1,068.4)
Accumulated amortization and impairment losses | Telecommunication networks
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	(5,688.1)	(5,317.9)
Retirement, disposals and other	(87.3)	(85.2)
Balance at the end of year	$ (6,008.0)	$ (5,688.1)